Schedule of provisions related to civil and labor suits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfProvisionsLineItems [Line Items]
Probable loss in provisions	R$ 832,051	R$ 392,432
Possible loss in provisions	858,965	877,239
Civil Lawsuits [Member]
DisclosureOfProvisionsLineItems [Line Items]
Probable loss in provisions	188,500	100,806
Possible loss in provisions	55,193	64,181
Labor [Member]
DisclosureOfProvisionsLineItems [Line Items]
Probable loss in provisions	475,191	269,297
Possible loss in provisions	102,216	238,702
Taxes [Member]
DisclosureOfProvisionsLineItems [Line Items]
Probable loss in provisions	168,360	22,329
Possible loss in provisions	R$ 701,556	R$ 574,356